S-K 1602(a)(3) Forepart, Sponsor Compensation	May 22, 2026 USD ($) $ / shares shares
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
Sponsor [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	3,833,333
Sponsor [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	150,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.0065
Sponsor [Member] | Private Placement Unit [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 1,432,500
Sponsor [Member] | Over Allotment [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
S B Capital Holding Corp [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	3,833,333	[1],[2]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
S B Capital Holding Corp [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	143,250
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
S B Capital Holding Corp [Member] | Private Placement Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	143,250
Price Paid or to be Paid for Securities, Total Amount	$ 1,432,500
Working Capital [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00

[1]	If we increase the size of the offering pursuant to Rule 462(b) under the Securities Act, we will effect a share recapitalization immediately prior to the consummation of the offering in such amount as to maintain our initial shareholders’ ownership at 25% of our issued and outstanding ordinary shares upon the consummation of this offering (without given effect to the sale of the private units, the Representative Shares and assuming our initial shareholders do not purchase units in this offering).
[2]	Including an aggregate of up to 500,000 shares subject to forfeiture by our sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the initial shareholders will own 25.0% of the Company’s issued and outstanding shares after the consummation of this offering (without given effect to the sale of the private units, the Representative Shares and assuming our initial shareholders do not purchase units in this offering).